Shareholder Report, Average Annual Return (Details) 193817_Innovator Emerging Markets Power Buffer ETF - October_TF_TSR Annual {TF}	12 Months Ended	49 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - October NAV
Average Annual Return, Percent	19.37%	5.74%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	27.91%	5.35%
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Average Annual Return, Percent	25.19%	2.78%